Fees Summary	Nov. 19, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,783,000
Previously Paid Amount	0.00
Total Fee Amount	384.33
Total Offset Amount	0.00
Net Fee	384.33
Narrative - Max Aggregate Offering Price	$ 2,783,000
Final Prospectus	true